FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 260,092	$ 201,416
Other financial assets, current	36,484	14,573
Other non-financial assets, current	107,170	107,789
Trade and other accounts receivable, current	373,447	251,204
Accounts receivable from related entities, current	958	554
Tax current assets	33,575	28,198
Total current assets	811,726	603,734
Other financial assets, non-current	20,975	26,772
Other non-financial assets, non-current	9,108	19,069
Accounts receivable, non-current	6,887	7,356
Deferred tax assets	2,081	2,110
Total non-current assets	39,051	55,307
Argentina, Pesos
Disclosure of subsidiaries [line items]
Cash and cash equivalents	7,309	4,438
Other financial assets, current	21	12
Other non-financial assets, current	16,507	16,086
Trade and other accounts receivable, current	49,680	54,356
Tax current assets	1,679	1,798
Total current assets	75,196	76,690
Other financial assets, non-current
Other non-financial assets, non-current	172	142
Total non-current assets	172	142
Brazil, Brazil Real
Disclosure of subsidiaries [line items]
Cash and cash equivalents	14,242	9,705
Other financial assets, current	17	734
Other non-financial assets, current	19,686	20,158
Trade and other accounts receivable, current	22,006	30,675
Tax current assets	3,934	2,462
Total current assets	59,885	63,734
Other financial assets, non-current	3,831	2,769
Other non-financial assets, non-current	6,368	6,029
Total non-current assets	10,199	8,798
Chile, Pesos
Disclosure of subsidiaries [line items]
Cash and cash equivalents	81,693	30,221
Other financial assets, current	26,605	585
Other non-financial assets, current	34,258	1,619
Trade and other accounts receivable, current	82,369	90,482
Accounts receivable from related entities, current	735	554
Tax current assets	3,317	6,333
Total current assets	228,977	129,794
Other financial assets, non-current	74	83
Accounts receivable, non-current	6,887	7,356
Total non-current assets	6,961	7,439
Colombia, Pesos
Disclosure of subsidiaries [line items]
Cash and cash equivalents	1,105	1,137
Other financial assets, current	150
Other non-financial assets, current	340	713
Trade and other accounts receivable, current	1,169	9,720
Tax current assets	660	1,418
Total current assets	3,424	12,988
Other financial assets, non-current	281	285
Deferred tax assets	86	117
Total non-current assets	367	402
Euro Member Countries, Euro
Disclosure of subsidiaries [line items]
Cash and cash equivalents	11,746	1,695
Other non-financial assets, current	2,722	1,563
Trade and other accounts receivable, current	48,286	21,923
Tax current assets	179	273
Total current assets	62,933	25,454
Other financial assets, non-current	7,853	6,966
Total non-current assets	7,853	6,966
United States of America, Dollars
Disclosure of subsidiaries [line items]
Cash and cash equivalents	108,327	128,694
Other financial assets, current	9,343	12,879
Other non-financial assets, current	21,907	50,157
Trade and other accounts receivable, current	34,268	14,086
Accounts receivable from related entities, current	223
Tax current assets	327	177
Total current assets	174,395	205,993
Other financial assets, non-current	7,273	14,920
Other non-financial assets, non-current	38	8,309
Accounts receivable, non-current
Total non-current assets	7,311	23,229
Peru, Nuevos Soles
Disclosure of subsidiaries [line items]
Tax current assets	21,948	14,387
Other currency
Disclosure of subsidiaries [line items]
Cash and cash equivalents	35,670	25,526
Other financial assets, current	348	363
Other non-financial assets, current	11,750	17,493
Trade and other accounts receivable, current	135,669	29,962
Tax current assets	1,531	1,350
Total current assets	206,916	89,081
Other financial assets, non-current	1,663	1,749
Other non-financial assets, non-current	2,530	4,589
Accounts receivable, non-current
Deferred tax assets	1,995	1,993
Total non-current assets	$ 6,188	$ 8,331